Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Discount rate applied to the cash flow projections	9.50%	9.50%
Growth rate used to extrapolate the cash flows	2.60%	3.00%